LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
LEASES
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Liabilities and Other Liabilities, Current	Accrued Liabilities and Other Liabilities, Current		Accrued Liabilities and Other Liabilities, Current
Operating lease right-of-use assets	¥ 44,122	¥ 89,071		$ 6,309
Current portion of operating lease liabilities	19,117	40,341
Long-term operating lease liabilities	29,965	55,448		$ 4,285
Variable lease cost	0	0	¥ 0
Lease expenses	38,701	48,497	62,610
Right-of-use assets obtained in exchange for the operating lease liabilities	5,635	58,667	58,364
Cash paid for amounts included in the measurement of operating lease liabilities	38,695	41,772	61,952
Interest expense for the operating lease	¥ 2,794	¥ 3,761	¥ 5,932
Weighted-average remaining lease term (in years)	2 years 8 months 12 days	2 years 10 months 24 days		2 years 8 months 12 days
Weighted-average discount rate (as a percent)	3.70%	3.80%		3.70%
Maturities of lease liabilities in accordance with Leases (Topic 842)
2026	¥ 20,588
2027	17,481
2028	10,451
2029	3,134
Total lease payment	51,654
Less: imputed interest	2,572
Present value of minimum operating lease payments	¥ 49,082